Business Acquisitions - Summary of Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	13 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill	$ 343,023	$ 359,045		$ 179,314
Linetec
Business Acquisition [Line Items]
Cash and cash equivalents	3,900		$ 3,900
Accounts receivable	32,300		32,800
Revenue earned on contracts in progress in excess of billings	22,500		21,600
Prepaid expenses and other current assets	1,200		1,100
Property and equipment	88,400		89,400
Intangible assets	89,300		89,300
Goodwill	167,300		188,500
Total assets acquired	404,900		426,600
Accounts payable	8,000		8,000
Accrued liabilities	8,400		6,900
Deferred compensation and related accrued taxes	3,400		3,400
Redeemable noncontrolling interest	81,700		81,700
Total liabilities assumed and noncontrolling interest	101,500		100,000
Net assets acquired	303,400		$ 326,600
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustments [Abstract]
Accounts receivable, measurement period adjustments	(500)
Revenue earned on contracts in progress in excess of billings, measurement period adjustments	900
Prepaid expenses and other current assets, measurement period adjustments	100
Property and equipment, measurement period adjustments	(1,000)
Intangible assets, measurement period adjustments	0
Goodwill, measurement period adjustments	(21,200)
Total assets acquired, measurement period adjustments	(21,700)
Accrued liabilities, measurement period adjustments	1,500
Total liabilities assumed and noncontrolling interest, measurement period adjustments	$ 1,500